Financial Instruments and Fair Value Disclosures, Loss on Equity-linked Instruments, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments and Fair Value [Abstract]
Total	$ (671)	$ 0	$ 0
Class A Warrant [Member]
Financial Instruments and Fair Value [Abstract]
Total	(537)	0	0
Commitment and Due Diligence Fees Under SEPA [Member]
Financial Instruments and Fair Value [Abstract]
Total	(225)	0	0
Gain on Settlement of Shares Issued Under SEPA [Member]
Financial Instruments and Fair Value [Abstract]
Total	$ 91	$ 0	$ 0